EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	R$ 3,713,099	R$ 3,572,869
Return on plan assets (less interest income)	33,322	(62,338)	R$ 138,489
Fair value of plan assets at the end of the year	3,683,575	3,713,099	3,572,869
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	(3,713,099)	(3,572,869)	(3,584,244)
Consolidation of CSN Cimentos Brazil			(63,292)
Interest income	(335,322)	(401,054)	(369,488)
Benefits Paid	333,037	324,750	310,471
Participant contributions made in the year	(1,348)	(1,404)	(1,382)
Employer contributions made in the year	(165)	(184)	(144)
Return on plan assets (less interest income)	33,322	(62,338)	135,210
Fair value of plan assets at the end of the year	R$ (3,683,575)	R$ (3,713,099)	R$ (3,572,869)